Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	$ 10,101	$ 13,517
Interest rate swaps-liability position	(26,498)	(45,823)
Total	(16,397)	(32,306)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0	0
Interest rate swaps-liability position	0	0
Total	0	0
Significant other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	10,101	13,517
Interest rate swaps-liability position	(26,498)	(45,823)
Total	(16,397)	(32,306)
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0	0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0